SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign currency translation (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Value added taxes
Value-added taxes rate	6.00%
Foreign currency translation
Period/year-end spot rate	6.9931	7.2993
Average rate	7.1875	7.1957	7.0809